Consolidated Statements of Cash Flows	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 27,837,080	¥ (129,218,299)	$ (18,561,048)	¥ 850,601,505	¥ (26,076,225)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from disposal of long-term investments	(3,244,457)
Provision for doubtful accounts	1,363,506			3,611,845
Gain from disposal of discontinued operations		(4,894,197)	(703,007)	(1,126,543,946)
Depreciation and amortization	9,179,835	17,545,060	2,520,190	13,331,272
Loss (gain) from disposal of property and equipment	(507)			893
Share-based compensation	15,135,646	4,809,454	690,835	20,591,899
Deferred income tax expense (benefit)	1,454,773	(8,054,197)	(1,156,913)	(25,969,955)
Share of losses of equity method investments	1,878,172	7,850	1,128
Impairment loss of long-term investments	15,216,510	26,814,507	3,851,663	6,380,802
Provision for loan receivable and other receivables		17,430,825	2,503,781
Impairment loss of intangible assets and other non-current assets		8,932,439	1,283,065
Change in fair value of long-term investment (Note 6)				(2,750,000)
Foreign currency exchange loss (gain)	(653,103)	(56,630)	(8,134)	42,887
Changes in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	(45,307,278)	225,192	32,347	41,133,635
Prepaid expenses and other current assets	(3,315,799)	(3,615,775)	(519,375)	(13,568,373)
Other non-current assets	309,497	(10,066,863)	(1,446,014)	(649,463)
Income tax payable	14,953,642	679,961	97,670	(14,953,642)
Accrued expenses and other payables	60,115,517	14,737,959	2,116,975	(67,205,665)
Deferred revenues	682,605	6,846,155	983,389	3,320,001
Net cash provided by (used in) operating activities	95,605,639	(57,876,559)	(8,313,448)	(312,626,305)
Cash flows from investing activities:
Cash paid for property and equipment	(4,957,034)	(1,284,816)	(184,552)	(7,110,298)
Loan lent to Beijing Biztour				(13,745,856)
Cash receipt from property and equipment disposal	1,060			2,760
Proceeds from disposal of affiliates	4,603,550
Proceeds received from the sale of non-redeemable non-controlling interests (Note 16)				1,500,000
Proceeds from disposal of a subsidiary, less cash of the subsidiary	1,996,848
Cash received from shareholder (Note 22)	10,000,000
Payment for acquisition of a subsidiary, less cash acquired	(645,492)	(34,554,702)	(4,963,472)
Proceeds from acquisition of a subsidiary, less cash paid				215,000
Cash paid for long-term investments (Note 6)	(5,500,000)	(6,000,000)	(861,846)
Proceeds from disposal of discontinued operations, net of cash disposed in the amount of RMB 147,738,996 and nil for the years ended December 31, 2018 and 2019		4,894,197	703,007	1,223,119,391
Net cash provided by (used in) investing activities	(20,604,329)	(36,945,321)	(5,306,863)	1,201,735,714
Cash flows from financing activities:
Cash paid for employee individual income tax for net-settlement of vested shares	(188,658)	(126,723)	(18,203)	(1,727,040)
Cash contributed by non-controlling interest holder of Muhua Shangce		5,000,000	718,205
Cash received from short-term loans				15,000,000
Repayment of short-term loans	(3,449,650)	(9,000,000)	(1,292,769)	(15,000,000)
Principal payments on capital lease obligations	(811,830)			(2,988,587)
Cash received upon private placement		61,693,192	8,861,673
Cash received for exercise of share options				1,433,441
Special cash dividend (Note 20)	(65,698,571)			(946,611,803)
Net cash provided by (used in) financing activities	(70,148,709)	57,566,469	8,268,906	(949,893,989)
Effect of foreign exchange rate changes on cash	(1,210,072)	866,827	124,512	(4,720,020)
Net increase (decrease) in cash	3,642,529	(36,388,584)	(5,226,893)	(65,504,600)
Cash, cash equivalents and restricted cash at beginning of period	252,448,413	190,586,342	27,376,015	256,090,942
Cash, cash equivalents and restricted cash at end of period	256,090,942	154,197,758	22,149,122	190,586,342	¥ 256,090,942
Supplemental disclosures of cash flow information:
Cash paid for income tax	13,189,525	209,697	30,121	232,402,067
Cash refunded for income tax	(189,691)
Cash paid for interest expenses	57,367	231,722	33,285	249,683
Non-cash investing and financing activities:
Acquisition of property and equipment by capital lease	1,323,527
Issuance of common shares as the consideration of Huanqiuyimeng Acquisition		76,868,663	11,041,493
Consideration payable for business acquisition		19,642,082	$ 2,821,409
Education assessment caseware
Cash flows from investing activities:
Cash paid for intangible assets	(2,584,558)
Software platform of Project Shuang Chuang
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment loss of intangible assets and other non-current assets	0	¥ 8,932,439		0
Cash flows from investing activities:
Cash paid for intangible assets	(8,599,056)			¥ (2,245,283)
ACT license
Cash flows from investing activities:
Cash paid for intangible assets	¥ (14,919,647)